Average Annual Total Returns	Prospectus #1 Calvert Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Calvert Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Calvert Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index One Year	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Five Years	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Ten Years	Prospectus #1 Calvert Income Fund Class A One Year	Prospectus #1 Calvert Income Fund Class A Five Years	Prospectus #1 Calvert Income Fund Class A Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Income Fund Class C One Year	Prospectus #1 Calvert Income Fund Class C Five Years	Prospectus #1 Calvert Income Fund Class C Ten Years	Prospectus #1 Calvert Income Fund Class I One Year	Prospectus #1 Calvert Income Fund Class I Five Years	Prospectus #1 Calvert Income Fund Class I Ten Years	Prospectus #1 Calvert Income Fund Class R6 One Year	Prospectus #1 Calvert Income Fund Class R6 Five Years	Prospectus #1 Calvert Income Fund Class R6 Ten Years	Prospectus #1 Calvert Income Fund Class R6 Inception Date	Prospectus #1 Calvert Short Duration Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Calvert Short Duration Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index One Year	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Five Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A One Year	Prospectus #1 Calvert Short Duration Income Fund Class A Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class C One Year	Prospectus #1 Calvert Short Duration Income Fund Class C Five Years	Prospectus #1 Calvert Short Duration Income Fund Class C Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class I One Year	Prospectus #1 Calvert Short Duration Income Fund Class I Five Years	Prospectus #1 Calvert Short Duration Income Fund Class I Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 One Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 Five Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Inception Date	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Core Bond Fund Class A One Year	Prospectus #1 Calvert Core Bond Fund Class A Five Years	Prospectus #1 Calvert Core Bond Fund Class A Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Core Bond Fund Class I One Year	Prospectus #1 Calvert Core Bond Fund Class I Five Years	Prospectus #1 Calvert Core Bond Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Class I Inception Date	Prospectus #1 Calvert Core Bond Fund Class R6 One Year	Prospectus #1 Calvert Core Bond Fund Class R6 Five Years	Prospectus #1 Calvert Core Bond Fund Class R6 Ten Years	Prospectus #1 Calvert Core Bond Fund Class R6 Inception Date	Prospectus #1 Calvert High Yield Bond Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Calvert High Yield Bond Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Calvert High Yield Bond Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index One Year	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Five Years	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A One Year	Prospectus #1 Calvert High Yield Bond Fund Class A Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class C One Year	Prospectus #1 Calvert High Yield Bond Fund Class C Five Years	Prospectus #1 Calvert High Yield Bond Fund Class C Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class I One Year	Prospectus #1 Calvert High Yield Bond Fund Class I Five Years	Prospectus #1 Calvert High Yield Bond Fund Class I Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 One Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 Five Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Inception Date	Prospectus #1 Calvert Mortgage Access Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Calvert Mortgage Access Fund Bloomberg U.S. Mortgage Backed Securities Index One Year	Prospectus #1 Calvert Mortgage Access Fund Class A One Year	Prospectus #1 Calvert Mortgage Access Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Mortgage Access Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Mortgage Access Fund Class C One Year	Prospectus #1 Calvert Mortgage Access Fund Class I One Year	Prospectus #1 Calvert Mortgage Access Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Inception Date
Total	2.04%	0.06%	1.73%	2.03%	0.23%	2.29%	1.16%	0.40%	2.32%	(1.00%)	(1.19%)	0.83%	0.66%	(0.37%)	1.12%	2.83%	0.32%	2.04%	4.79%	1.31%	2.99%	4.93%	1.35%	3.00%	Feb. 01, 2023	2.04%	0.06%	1.73%	4.72%	1.85%	2.28%	3.01%	2.06%	2.21%	1.06%	0.79%	1.09%	1.75%	1.04%	1.20%	3.61%	1.76%	1.83%	5.66%	2.78%	2.76%	5.72%	2.85%	2.80%	Feb. 01, 2019	2.04%	0.06%	1.73%	1.25%	(0.33%)	1.35%	(1.58%)	0.24%	2.61%	(3.36%)	(1.26%)	1.02%	(0.94%)	(0.28%)	1.38%	2.01%	1.16%	3.30%	Jan. 31, 2015	2.04%	1.17%	3.30%	Jun. 30, 2023	2.04%	0.06%	1.73%	8.20%	4.04%	5.08%	3.45%	2.08%	3.40%	1.17%	0.14%	1.36%	2.00%	0.73%	1.67%	5.11%	1.99%	3.10%	7.16%	3.02%	4.03%	7.29%	3.11%	4.09%	Feb. 01, 2019	2.04%	1.20%	(0.89%)	(3.12%)	(0.55%)	0.69%	2.68%	2.68%	2.04%	0.06%	1.73%	5.05%	2.24%	1.76%	5.67%	2.47%	2.02%	3.58%	1.38%	1.16%	3.32%	1.42%	1.17%	5.93%	2.72%	2.32%	Jan. 31, 2014	6.06%	2.78%	2.34%	Oct. 03, 2017